Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Severance, pension and benefit credits (charges) (Note 11)									$ 2,256	$ (7,507)	$ 6,232
Gain on spectrum license transactions (Note 2)									254	707	278
Other costs					$ (300)					(334)
Operating income	$ 9,744	$ 7,535	$ 7,821	$ 7,960	$ (2,136)	$ 6,890	$ 7,685	$ 7,160	33,060	19,599	31,968
Equity in (losses) earnings of unconsolidated businesses									(86)	1,780	142
Other income and (expense), net									186	(1,194)	(166)
Interest expense									(4,920)	(4,915)	(2,667)
Income Before Provision for Income Taxes									28,240	15,270	29,277
Operating Segments
Segment Reporting Information [Line Items]
Operating income									29,452	25,929	24,814
Corporate and other
Segment Reporting Information [Line Items]
Operating income									(1,720)	(1,217)	(1,025)
Operating Income Generated By Assets Sold
Segment Reporting Information [Line Items]
Operating income									$ 2,818	$ 2,021	$ 1,669